Real Estate Assets (Tables)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Schedule of purchase price allocation
The following table summarizes the purchase price allocation:

September 30, 2012
Land	$33,775,775
Building and improvements	106,858,231
Acquired in-place leases	18,326,349
Acquired above-market leases	1,090,327
Acquired below-market leases	(3,008,132)
Total purchase price	$157,042,550

Business acquisition, pro forma information
The table below presents the Company’s estimated revenue and net income (loss), on a pro forma basis, for the three and nine months ended September 30, 2012 and 2011, respectively.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Pro forma basis (unaudited):
Revenue	3,053,386	3,053,386	9,098,700	9,098,700
Net income (loss)	500,499	569,773	2,586,868	(1,787,088)